Share-Based Compensation	6 Months Ended
Jun. 30, 2021
Share-Based Compensation
Share-Based Compensation

12. Share-Based Compensation

Share Options

The options have a contractual term of ten years. The vesting date starts on the grant date or the commencement date of a participant’s employment agreement. The options vest 20% or 25% on each of the four or five anniversary dates of the vesting date and upon continued employment. In the event of termination of a participant’s employment, the unvested options shall be terminated immediately. The participant’s right to exercise the vested options shall be terminated 2 or 3 months after the termination of the employment.

The Group uses the binomial option pricing model and the following assumptions to estimate the fair value of the options at the date of granted:

		Six Months ended
	Year ended December 31	June 30
	2020	2021

Average risk-free rate of interest	0.67%	1.47%
Expected volatility	43.15%-43.38%	38.71%-41.64%
Dividend yield	0%	0%
Contractual term	10 years	10 years
Fair value of the underlying shares on the date of option grants	0.05-0.13	0.03-0.05

The risk-free rate of interest is based on the US Treasury yield curve as of valuation date. Volatility is estimated based on annualized standard deviation of daily stock price return of comparable companies for the period before valuation date and with similar span as the expected expiration term. The Group has never declared or paid any cash dividends on its capital stock, and the Group does not anticipate any dividend payments in the foreseeable future.

On November 6, 2018, the Board of Directors approved an option modification to reduce the exercise price of certain options granted to employees. All other terms of the share options granted remain unchanged. The modification resulted in incremental compensation cost of US$285,661 at the modification date, which is subject to be adjusted based on the employment, US$28,894 and US$7,891 was recorded during the six months ended June 30, 2020 and 2021, respectively. The remaining US$16,284 will be amortized over the remaining vesting period of the modified options in the second half year of 2021. Due to the termination of employment of certain participants, the Group will not recognize the rest of unvested amount of the modified options related.

A summary of the aggregate option activity and information regarding options outstanding as of June 30, 2021 is as follows:

		Weighted
	Number of	average exercise
	options	price
		US$

Outstanding on January 1, 2021	290,614,107	0.02
Granted	72,757,400	0.00
Forfeited	(36,721,500)	0.00
Exercised	(1,970,650)	0.02
Outstanding on June 30, 2021	324,679,357	0.02
Options exercisable on June 30, 2021	160,621,328	0.05
Vested or expected to vest as of June 30, 2021	324,679,357	0.02

The weighted average grant date fair values of options granted during the six months ended June 30, 2020 and 2021 were US$0.1 and US$0.03, respectively.

For the six months ended June 30, 2021, 1,970,650 of options were exercised with an aggregate intrinsic value of US$30,297. For the six months ended June 30, 2020, 13,564,950 of options were exercised with an aggregate intrinsic value of US$1,437,435.

12. Share-Based Compensation (Continued)

Share Options (Continued)

For the six months ended June 30, 2020 and 2021 excluding the incremental compensation cost resulted from the modification discussed above, the Group recognized share-based compensation expense of US$1,428,823 and US$1,255,165, respectively. As of June 30, 2021, there was US$9,440,523 in total unrecognized compensation cost related to non-vested share options, which is expected to be recognized over a weighted-average period of 3.02 years.

Restricted Share Units

In the six months ended June 30, 2021, the Group did not granted additional Restricted Share Units (“RSUs”). The RSUs have a contractual term of ten years and vest 25% on each anniversary over four years from the grant date. The vesting of these RSUs is conditioned on continued employment. Compensation expense based on fair value is amortized over the requisite service period of award using the straight line vesting attribution method.

A summary of the RSUs activity for the nine months ended June 30, 2021 is as follows:

		Weighted average
	Number of	grant date
	restricted shares	fair value

Unvested restricted shares outstanding at January 1, 2021	37,740,804	0.20
Granted	—	—
Vested	(1,793,200)	0.20
Forfeited	(3,695,150)	0.20
Unvested restricted shares outstanding at June 30, 2021	32,252,454	0.20
Expected to vest at June 30, 2021	32,252,454	0.20

The share-based compensation expense related to RSUs of US$907,541 and US$882,184 were recognized by the Group for the six months ended June 30, 2020 and 2021, respectively.

As of June 30, 2021, there was US$2,221,352 in unrecognized compensation costs, net of actual forfeitures, related to unvested restricted shares, which is expected to be recognized over a weighted-average period of 1.53 years.